Putnam VT Large Cap Growth Fund
The fund's portfolio
3/31/24 (Unaudited)

COMMON STOCKS (98.6%)(a)
	Shares	Value
Aerospace and defense (0.9%)
TransDigm Group, Inc.	8,247	$10,157,005

		10,157,005
Automobiles (1.3%)
Tesla, Inc.(NON)	83,712	14,715,732

		14,715,732
Broadline retail (7.8%)
Amazon.com, Inc.(NON)	488,579	88,129,880

		88,129,880
Building products (1.2%)
Trane Technologies PLC	45,531	13,668,406

		13,668,406
Capital markets (0.7%)
S&P Global, Inc.	18,907	8,043,983

		8,043,983
Chemicals (0.9%)
Sherwin-Williams Co. (The)	30,336	10,536,603

		10,536,603
Commercial services and supplies (0.7%)
Waste Connections, Inc.	43,741	7,523,889

		7,523,889
Consumer staples distribution and retail (1.5%)
Costco Wholesale Corp.	22,898	16,775,762

		16,775,762
Entertainment (2.9%)
Live Nation Entertainment, Inc.(NON)	62,712	6,633,048
Netflix, Inc.(NON)	30,584	18,574,581
Universal Music Group NV (Netherlands)	263,613	7,929,040

		33,136,669
Financial services (5.1%)
Mastercard, Inc. Class A	66,678	32,110,124
Visa, Inc. Class A(S)	91,068	25,415,257

		57,525,381
Ground transportation (2.6%)
Canadian Pacific Kansas City, Ltd. (Canada)(S)	140,483	12,386,386
Uber Technologies, Inc.(NON)	218,832	16,847,876

		29,234,262
Health care equipment and supplies (4.1%)
Boston Scientific Corp.(NON)	189,826	13,001,183
Dexcom, Inc.(NON)	78,960	10,951,752
IDEXX Laboratories, Inc.(NON)	8,792	4,747,065
Intuitive Surgical, Inc.(NON)	43,221	17,249,069

		45,949,069
Health care providers and services (2.1%)
UnitedHealth Group, Inc.	47,013	23,257,331

		23,257,331
Hotels, restaurants, and leisure (3.2%)
Booking Holdings, Inc.	4,671	16,945,827
Chipotle Mexican Grill, Inc.(NON)	4,252	12,359,586
DraftKings, Inc. Class A(NON)	159,239	7,231,043

		36,536,456
Interactive media and services (9.0%)
Alphabet, Inc. Class C(NON)	403,633	61,457,161
Meta Platforms, Inc. Class A	81,962	39,799,108

		101,256,269
Life sciences tools and services (1.6%)
Danaher Corp.	40,761	10,178,837
Lonza Group AG (Switzerland)	12,465	7,466,422

		17,645,259
Pharmaceuticals (3.8%)
AstraZeneca PLC (United Kingdom)	73,541	9,911,294
Eli Lilly and Co.	41,925	32,615,973

		42,527,267
Professional services (0.6%)
Equifax, Inc.	25,678	6,869,379

		6,869,379
Real estate management and development (0.6%)
CoStar Group, Inc.(NON)	68,741	6,640,381

		6,640,381
Semiconductors and semiconductor equipment (14.7%)
Advanced Micro Devices, Inc.(NON)	89,520	16,157,465
Applied Materials, Inc.	59,557	12,282,440
Broadcom, Inc.	28,895	38,297,722
NVIDIA Corp.	111,346	100,607,792

		167,345,419
Software (21.3%)
Adobe, Inc.(NON)	8,311	4,193,731
Cadence Design Systems, Inc.(NON)	48,465	15,086,185
Fair Isaac Corp.(NON)	6,784	8,477,354
HubSpot, Inc.(NON)	12,906	8,086,383
Microsoft Corp.	337,636	142,050,218
Oracle Corp.	122,826	15,428,174
Palo Alto Networks, Inc.(NON)	32,252	9,163,761
Salesforce, Inc.(NON)	82,355	24,803,679
Synopsys, Inc.(NON)	24,577	14,045,756

		241,335,241
Specialized REITs (1.2%)
American Tower Corp.(R)	70,690	13,967,637

		13,967,637
Specialty retail (1.7%)
Home Depot, Inc. (The)	32,472	12,456,259
O'Reilly Automotive, Inc.(NON)	5,647	6,374,785

		18,831,044
Technology hardware, storage, and peripherals (8.2%)
Apple, Inc.	539,673	92,543,126

		92,543,126
Textiles, apparel, and luxury goods (0.9%)
Lululemon Athletica, Inc. (Canada)(NON)	26,763	10,454,966

		10,454,966

Total common stocks (cost $427,880,467)		$1,114,606,416

SHORT-TERM INVESTMENTS (3.4%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 5.57%(AFF)	35,614,775	$35,614,775
Putnam Short Term Investment Fund Class P 5.50%(AFF)	2,783,005	2,783,005

Total short-term investments (cost $38,397,780)		$38,397,780
TOTAL INVESTMENTS

Total investments (cost $466,278,247)		$1,153,004,196

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2024 through March 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,130,146,672.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/24
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$9,265,639	$40,129,120	$13,779,984	$192,126	$35,614,775
	Putnam Short Term Investment Fund Class P†	19,852,833	34,521,403	51,591,231	184,830	2,783,005

	Total Short-term investments	$29,118,472	$74,650,523	$65,371,215	$376,956	$38,397,780
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $35,614,775 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $34,869,477.
	† Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$134,392,938	$—	$—
Consumer discretionary	168,668,078	—	—
Consumer staples	16,775,762	—	—
Financials	65,569,364	—	—
Health care	129,378,926	—	—
Industrials	67,452,941	—	—
Information technology	501,223,786	—	—
Materials	10,536,603	—	—
Real estate	20,608,018	—	—

Total common stocks	1,114,606,416	—	—
Short-term investments	—	38,397,780	—

Totals by level	$1,114,606,416	$38,397,780	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com